John Hancock Disciplined Value Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	17.52%	14.04%	11.50%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.58%	11.31%	9.40%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.45%	10.56%	8.79%